TAXES (Details - Canadian tax expense) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Current income tax – Canada	$ 960	$ 0
Deferred income tax – Canada	99,942	574,209
Total income tax expenses	$ 100,902	$ 574,209